Supplemental cash flow information (Details 1)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Supplemental Cash Flow Information
Cash		$ 1,542,956		$ 2,133,076
Term Deposits		5,115,120		8,037,300
Total cash and cash equivalents	$ 3,657,387	$ 6,658,076	$ 415,481	$ 10,170,376	$ 2,534,698	$ 912,214